CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Aug. 31, 2020
Current assets:
Cash	$ 2,933,712	$ 137,476	$ 17,881
Inventory	0	17,000	37,450
Prepaid expenses	15,450	14,000	13,945
Notes receivable, net of discount		0	132,852
Total current assets	2,949,162	168,476	202,128
Other assets
Equity investment, net of discount	0	11,132	2,783
Equipment, net of accumulated depreciation of $4,558 and $3,144, respectively	0	598	2,012
Trademarks	1,680	1,680	1,680
Intangibles	81,427,827
Total other assets	81,429,507	13,410	6,475
Total Assets	84,378,669	181,886	208,603
Current liabilities:
Accounts payable	437,041
Accrued expenses	103,298
Mioxal liability	28,500,000
Accounts payable and accrued expenses		43,930	443,496
Related party payable	0	64,600	73,469
Derivative liability	0	0	1,454,480
Note payable, current portion	10,000	160,000	10,000
Note payable, convertible net of discount		0	831,170
Dividends payable	275,082	138,195	73,995
Total current liabilities	29,325,421	406,725	2,886,610
Long term liabilities:
Mioxal liability	11,000,000
Total long term liabilities	11,000,000
Total liabilities	40,325,421	406,725	2,886,610
Commitments and contingencies	0	0	0
Stockholders' equity (deficiency):
Common stock, $0.001 par value; 200,000,000 shares authorized; 188,616 and 187,194 shares issued and outstanding as of August 31, 2021 and 2020, respectively	20,020	188	187
Additional paid in capital	47,375,512	2,745,906	1,157,253
Accumulated deficit	(3,350,368)	(2,973,628)	(3,843,927)
Total stockholders' equity (deficiency)	44,053,248	(224,839)	(2,678,007)
Total Liabilities and Stockholders' equity	84,378,669	181,886	208,603
Preferred stock Series A [Member]
Stockholders' equity (deficiency):
Preferred stock value	0	0	8,480
Preferred stock Series B [Member]
Stockholders' equity (deficiency):
Preferred stock value	$ 8,084	$ 2,695	$ 0